Legal and administrative proceedings (Details 3) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 537	$ 798
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	338	516
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	78	122
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	110	148
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	11	12
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 537	$ 798